Defined Contribution Plan - Additional Information (Detail)	12 Months Ended
Jan. 31, 2021
Four Hundred And One K Plan [Member] | Planet Labs Inc [Member]
Defined contribution plan, Employer matching contribution, Percent of match	0.00%